Note 42 Other operating expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating expense [Line Items]
Change in inventories		€ 134	€ 151	€ 124
Contribution To Guaranteed Banks Deposits Funds		997	829	800
Hiperinflation Adjustments other operating expense	[1]	1,687	585	348
Other operating expense		620	475	390
Miscellaneous other operating expense		€ 3,438	€ 2,041	€ 1,662

[1]	(1) See Note 2.2.19. It includes €832 million related to Turkey and €822 million related to Argentina.